FAIR VALUE MEASUREMENTS - Schedule of Fair Value of Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024	Jun. 30, 2025		Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the period				$ 0		$ 200	$ 200
Payment Of Underwriters Promissory Note	$ 0		$ 0	696			250	$ 0
Fair value at the end of the period							0	200
Promissory Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the period	2,993			3,965
Change in fair value	197			290
Repayments	0			(709)
Conversion to equity	0			(356)
Fair value at the end of the period	3,190			3,190			3,965
Promissory Notes [Member] | Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the period				3,965		0	0
Issuance							4,622
Change in fair value							(407)
Payment Of Underwriters Promissory Note							(250)
Conversion to equity							0
Fair value at the end of the period							3,965	0
Private Warrants to purchase ordinary shares [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the period	1			2
Change in fair value	(1)			(2)
Repayments	0			0
Conversion to equity	0			0
Fair value at the end of the period		[1]			[1]		2
Private Warrants to purchase ordinary shares [Member] | Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the period				2		0	0
Issuance							1,130
Change in fair value							(1,128)
Payment Of Underwriters Promissory Note							0
Conversion to equity							0
Fair value at the end of the period							2	0
Redeemable Convertible Preferred Shares [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the period			281			200	200
Change in fair value			64			145
Fair value at the end of the period			$ 345			345		200
Redeemable Convertible Preferred Shares [Member] | Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the period				$ 0		$ 200	200	3
Issuance								111
Change in fair value							134	86
Payment Of Underwriters Promissory Note							0
Conversion to equity							(334)
Fair value at the end of the period							$ 0	$ 200

[1]	Represents an amount less than $1